Subsequent Events (Details Narrative) (LendingClub Corp) - USD ($) $ in Thousands	Oct. 10, 2017	Sep. 30, 2017	Dec. 17, 2015
LendingClub Warehouse LLC [Member] | Revolving Credit Facility [Member] | Warehouse Credit Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 250,000
LendingClub Corp [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount outstanding of loans underlying the redeemed certificates		$ 424,600
LendingClub Corp [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 120,000